UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Compass Capital Management Inc.
Address: 706 Second Avenue South
         Suite 400
         Minneapolis, MN  55402

13F File Number:  028-05098

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Leigh Niebuhr
Title:     Chief Compliance Officer
Phone:     (612) 338-4051

Signature, Place, and Date of Signing:

 /s/ Leigh Niebuhr     Minneapolis, MN     April 23, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    51

Form 13F Information Table Value Total:    $403,386 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      465     4378 SH       SOLE                        0        0     4378
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101    13596   178971 SH       SOLE                        0        0   178971
American New Perspective - A   EQ MF            648018109      283     8527 SH       SOLE                        0        0     8527
AUTOMATIC DATA PROCESSING IN   COM              053015103    13089   201280 SH       SOLE                        0        0   201280
BARD C R INC                   COM              067383109    12043   119502 SH       SOLE                        0        0   119502
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     1407        9 SH       SOLE                        0        0        9
CHEVRON CORP NEW               COM              166764100      649     5460 SH       SOLE                        0        0     5460
COLGATE PALMOLIVE CO           COM              194162103      237     2010 SH       SOLE                        0        0     2010
CONAGRA FOODS INC              COM              205887102     3374    94215 SH       SOLE                        0        0    94215
CVS CAREMARK CORPORATION       COM              126650100    14322   260439 SH       SOLE                        0        0   260439
DANAHER CORP DEL               COM              235851102    13150   211585 SH       SOLE                        0        0   211585
Diamond Hill Lrg Cap I         EQ MF            25264s841     5245   283045 SH       SOLE                        0        0   283045
Dodge & Cox Stock              EQ MF            256219106     5375    39626 SH       SOLE                        0        0    39626
DONALDSON INC                  COM              257651109    12719   351458 SH       SOLE                        0        0   351458
Dreyfus Appreciation           EQ MF            261970107     5185   110289 SH       SOLE                        0        0   110289
ECOLAB INC                     COM              278865100    13797   172070 SH       SOLE                        0        0   172070
EXPEDITORS INTL WASH INC       COM              302130109    11005   308000 SH       SOLE                        0        0   308000
EXXON MOBIL CORP               COM              30231g102     1348    14954 SH       SOLE                        0        0    14954
FEDEX CORP                     COM              31428X106    11984   122041 SH       SOLE                        0        0   122041
FRANKLIN RES INC               COM              354613101    13762    91257 SH       SOLE                        0        0    91257
Harbor International           EQ MF            411511306     6322    99690 SH       SOLE                        0        0    99690
HOME DEPOT INC                 COM              437076102      251     3604 SH       SOLE                        0        0     3604
ILLINOIS TOOL WKS INC          COM              452308109    12784   209772 SH       SOLE                        0        0   209772
INTERNATIONAL BUSINESS MACHS   COM              459200101      632     2961 SH       SOLE                        0        0     2961
Jensen I                       EQ MF            476313309     5506   167189 SH       SOLE                        0        0   167189
JOHNSON & JOHNSON              COM              478160104    13423   164641 SH       SOLE                        0        0   164641
JOHNSON CTLS INC               COM              478366107    13635   388780 SH       SOLE                        0        0   388780
MCDONALDS CORP                 COM              580135101      235     2354 SH       SOLE                        0        0     2354
MEDTRONIC INC                  COM              585055106    13313   283506 SH       SOLE                        0        0   283506
MERCK & CO INC NEW             COM              58933Y105      205     4636 SH       SOLE                        0        0     4636
MICROSOFT CORP                 COM              594918104    11865   414776 SH       SOLE                        0        0   414776
Nestle SA ADR                  COM              641069406      275     3796 SH       SOLE                        0        0     3796
NOVARTIS A G                   SPONSORED ADR    66987v109    13285   186487 SH       SOLE                        0        0   186487
NOVO-NORDISK A S               ADR              670100205      357     2213 SH       SOLE                        0        0     2213
OMNICOM GROUP INC              COM              681919106      934    15852 SH       SOLE                        0        0    15852
ORACLE CORP                    COM              68389X105    11562   357617 SH       SOLE                        0        0   357617
PEPSICO INC                    COM              713448108      349     4414 SH       SOLE                        0        0     4414
PROCTER & GAMBLE CO            COM              742718109    12347   160219 SH       SOLE                        0        0   160219
QUALCOMM INC                   COM              747525103    11895   177691 SH       SOLE                        0        0   177691
Royce Premier Fund             EQ MF            780905600    11732   573996 SH       SOLE                        0        0   573996
SHERWIN WILLIAMS CO            COM              824348106    13690    81060 SH       SOLE                        0        0    81060
SIGMA ALDRICH CORP             COM              826552101    12334   158844 SH       SOLE                        0        0   158844
STRYKER CORP                   COM              863667101    13152   201588 SH       SOLE                        0        0   201588
SYSCO CORP                     COM              871829107    13156   374070 SH       SOLE                        0        0   374070
TARGET CORP                    COM              87612E106     1753    25614 SH       SOLE                        0        0    25614
THERMO FISHER SCIENTIFIC INC   COM              883556102    13868   181303 SH       SOLE                        0        0   181303
Vanguard Institutional Index F EQ MF            922040100    10149    70633 SH       SOLE                        0        0    70633
Vanguard Intl Growth           EQ MF            921910204     6116   307949 SH       SOLE                        0        0   307949
WAL-MART STORES INC            COM              931142103    12542   167609 SH       SOLE                        0        0   167609
Wasatch Small Cap Growth Fund  EQ MF            936772102    11751   260839 SH       SOLE                        0        0   260839
WELLS FARGO & CO NEW           COM              949746101      933    25218 SH       SOLE                        0        0    25218